Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments

Note 11—Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820 Fair Value Measurements and Disclosure, the Company is required to disclose the estimated fair value of financial instruments. As of September 30, 2012 and December 31, 2011, the Company used the following assumptions to estimate the fair value of each type of financial instrument for which it is practicable to estimate:

•	Cash and Cash Equivalents—The carrying amount is a reasonable estimate of fair value. The Company’s cash balances primarily consist of short-term liquid investments and demand deposits;

•

Notes Payable—The fair values for these notes payable is based on expected future cash flows using the contracted terms of the notes payable, discounted using current market forward rates. Market rates are determined using comparable rates from similar lending institutions for similar note structures and collateral;

•

Senior Secured Term Loan—The fair values for the Senior Secured term loan is based on expected future cash flows using the contracted terms of the debt, discounted using current market forward rates. Market rates are determined using comparable rates from similar lending institutions for similar note structures, including collateral and first lien security position. As of December 31, 2011, these basic factors were supplemented by the renegotiation of the principal amount of the loan to determine fair value. Since the joint plan of reorganization was filed on December 19, 2011, the renegotiated amount of $235.0 million is a reasonable fair value as of December 31, 2011; and

•

Senior Subordinated Secured Note—The fair values for the Senior Subordinated Secured Note is based on expected future cash flows using the contracted terms of the debt, which includes an interest rate of 12% (8% in cash and 4% paid in kind), and a maturity of February 24, 2017. The cash flows were discounted using a current market rate of 9.125%, which was determined using comparable rates from recently issued notes with similar note structures, including collateral and second lien security position.

The estimated fair values of financial instruments are as follows (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$74,445	$74,445	$20,061	$20,061
Financial liabilities:
Notes payable	$10,961	$13,129	$74,009	$74,009
Senior Secured Term Loan due 2015	$235,000	$243,600	$206,000	$235,000
Senior Subordinated Secured Note due 2017	$75,916	$98,200	$—	$—
7 5/8% Senior Notes due 2012	$—	$—	$66,704	$20,469
10 3/4% Senior Notes due 2013	$—	$—	$138,912	$40,614
7 1/2% Senior Notes due 2014	$—	$—	$77,867	$21,742

FASB ASC Topic 820 establishes a framework for measuring fair value, expands disclosures regarding fair value measurements and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 requires the Company to maximize the use of observable market inputs, minimize the use of unobservable market inputs and disclose in the form of an outlined hierarchy the details of such fair value measurements. The Company used Level 3 to measure the fair value of all of its financial liabilities listed above. FASB ASC Topic 820 specifies a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. The three levels of the hierarchy are as follows:

•	Level 1—quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3—valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

(in thousands)	Notes Payable	Senior Secured Term Loan	Senior Subordinated Secured Note	7 5/8% Senior Notes (1)	10 3/4% Senior Notes (1)	7 1/2% Senior Notes (1)
Fair Value at December 31, 2011	$74,009	$235,000	$—	$20,469	$40,614	$21,742
Change in balance related to plan of reorganization	—	—	75,000	(20,469)	(40,614)	(21,742)
Repayments of principal (2)	(59,875)	—	—	—	—	—
Increase in value during the period	1,005	8,600	23,200	—	—	—

Fair Value at September 30, 2012	13,129	$243,600	$98,200	$—	$—	$—

(1) - Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.

(2) - Represents the actual amount of principal repaid on the notes payable.

Note 8—Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820 Fair Value Measurements and Disclosure, the Company is required to disclose the estimated fair value of financial instruments. As of December 31, 2011, the Company used the following assumptions to estimate the fair value of each type of financial instrument for which it is practicable to estimate:

•	Cash and Cash Equivalents—The carrying amount is a reasonable estimate of fair value. The Company’s cash balances primarily consist of short-term liquid investments and demand deposits.

•

Construction Notes Payable—The carrying amount is a reasonable estimate of fair value of the notes payable either because the maturities occur within one year , or were recently negotiated prior to the joint plan of reorganization filed on December 19, 2011, and approximate current rates, or were estimated based on expected future cash flows using the contracted terms of the notes payable, discounted using market forward rates, and the results were not materially different from the carrying amount.

•	Seller Financing—The carrying amount is a reasonable estimate of fair value because the note has a short term maturity. The note was repaid in full in March 2012.

•

Senior Secured Term Loan—The face amount of the term loan as of December 31, 2011 is $206.0 million. However, the renegotiated principal amount of the loan in accordance with the joint plan of reorganization is $235.0 million. Since the joint plan of reorganization was filed on December 19, 2011, the renegotiated amount of the term loan is a reasonable fair value as of December 31, 2011.

•	Senior Notes Payable—The Senior Notes are traded over the counter and their fair values were based upon quotes from industry sources, as of December 31, 2011.

The estimated fair values of financial instruments are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$20,061	$20,061	$71,286	$71,286
Financial liabilities:
Construction notes payable	$70,999	$70,999	$22,899	$22,899
Seller financing	$3,010	$3,010	$7,642	$7,642
Senior Secured Term Loan due 2014	$206,000	$235,000	$206,000	$230,800
7 5/8% Senior Notes due 2012	$66,704	$20,469	$66,704	$56,785
10 3/4% Senior Notes due 2013	$138,912	$40,614	$138,619	$119,933
7 1/2% Senior Notes due 2014	$77,867	$21,742	$77,867	$56,049

Effective January 1, 2008, the Company implemented the requirements of FASB ASC Topic 820 for the Company’s financial assets and liabilities. FASB ASC Topic 820 establishes a framework for measuring fair value, expands disclosures regarding fair value measurements and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 requires the Company to maximize the use of observable market inputs, minimize the use of unobservable market inputs and disclose in the form of an outlined hierarchy the details of such fair value measurements. FASB ASC Topic 820 specifies a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. The three levels of the hierarchy are as follows:

•	Level 1—quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3—valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Non-financial Instruments

The Company adopted FASB ASC Topic 820 in 2008, however, disclosure of certain non-financial portions of the statement were deferred until the 2009 reporting period. These non-financial homebuilding assets are those assets for which the Company recorded valuation adjustments during 2011 on a nonrecurring basis. See Note 6, “Real Estate Inventories” for further discussion of the valuation of real estate inventories.

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2011:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2011(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$94,751	$34,835
Inventory held for future development(3)	Level 3	$74,146	$93,479

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2010:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2010(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$122,270	$80,197
Inventory held for future development (3)	Level 3	$48,445	$31,663

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2010.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $202.5 million was written down to its fair value of $122.3 million, resulting in total impairments of $80.2 million for the year ended December 31, 2010.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $80.1 million was written down to its fair value of $48.4 million, resulting in total impairments of $31.7 million for the year ended December 31, 2010.

Fair values determined to be Level 3 include the use of internal assumptions, estimates and financial forecasts. Valuations of these items are therefore sensitive to the assumptions used. Fair values represent the Company’s best estimates as of the measurement date, based on conditions existing and information available at the date of issuance of the consolidated financial statements. Subsequent changes in conditions or information available may change assumptions and estimates, as outlined in more detail within “Management’s Discussion and Analysis of Financial Condition and Results of Operations.” Fair values determined using Level 3 inputs, were primarily based on the estimated future cash flows discounted for inherent risk associated with each asset. These discounted cash flows are impacted by: the risk-free rate of return; expected risk premium based on estimated land development; construction and delivery timelines; market risk from potential future price erosion; cost uncertainty due to development or construction cost increases; and other risks specific to the asset or conditions in the market in which the asset is located at the time the assessment is made.

In addition, for the year ended December 31, 2011, the Company engaged a third-party valuation advisor to assess values of market comparables on land held for future development. These factors are specific to each community and may vary among communities.